UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30,2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Hanson Investment Management Company
Address:  3150 Hilltop Mall Rd, Ste 40
          Richmond, CA  94806

13F File Number: 28-1749

The institutional investment manager filing this report and the person by whom it is signed represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Reynold Samoranos
Title: Vice President
Phone: 415-499-1400
Signature, Place, and Date of Signing:

   Reynold Samoranos   Richmond, CA   November 13, 2000

Report Type (Check only one.):

[x]  13F HOLDINGS REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT

List of Other Managers Report for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $13,585,161

List of Other Included Managers:  None

Name of Title   CUSIP  Fair Mkt Shares/  SH/  Put/ Invstmt Mgrs Vote Authority
Issuer of Class Number Value    Prin Amt PRN  Call Dscretn    Sole  Shrd  None

AFLAC                 COM  001055102    749,403    11,698   SH         Sole     HIMCO   Sole
AMERICAN INTL GRP     COM  026874107    850,949     8,893   SH         Sole     HIMCO   Sole
BP AMOCO PLC          COM  055622104    368,860     6,960   SH         Sole     HIMCO   Sole
CARNIVAL CORP         COM  143658102    236,400     9,600   SH         Sole     HIMCO   Sole
CITIGROUP INC         COM  172967101    324,374     6,000   SH         Sole     HIMCO   Sole
COLGATE-PALMOLIVE     COM  194162103    434,712     9,210   SH         Sole     HIMCO   Sole
COMPAQ COMPUTER       COM  204493100    388,464    14,085   SH         Sole     HIMCO   Sole
DELHAIZE AMERICA      COM  246688204    321,356    18,429   SH         Sole     HIMCO   Sole
ENRON                 COM  293561106    928,825    10,600   SH         Sole     HIMCO   Sole
FED NATIONAL MORTGAGE COM  313586109    364,650     5,100   SH         Sole     HIMCO   Sole
FRANKLIN RESOURCES    COM  354613101    309,277     6,961   SH         Sole     HIMCO   Sole
GENERAL ELEC CO       COM  369604103    908,578    15,750   SH         Sole     HIMCO   Sole
HONEYWELL             COM  438516106    235,838     6,620   SH         Sole     HIMCO   Sole
INTEL                 COM  458140100    927,675    22,320   SH         Sole     HIMCO   Sole
JOHNSON & JOHNSON     COM  478160104    384,956     4,098   SH         Sole     HIMCO   Sole
OMNICOM               COM  681919106    583,135     7,995   SH         Sole     HIMCO   Sole
QWEST COMMUNICATION   COM  749121109    605,588    12,600   SH         Sole     HIMCO   Sole
SOLECTRON             COM  834182107  1,677,843    36,376   SH         Sole     HIMCO   Sole
TRANSOCEAN SEDCO FOREXCOM  G90078109    421,514     7,190   SH         Sole     HIMCO   Sole
VODAFONE GROUP PLC    COM  92857W100    455,285    12,305   SH         Sole     HIMCO   Sole
WALMART               COM  931142103    702,625    14,600   SH         Sole     HIMCO   Sole
WALGREEN CO           COM  931422109    779,995    20,560   SH         Sole     HIMCO   Sole
WELLS FARGO CO        COM  949746101    370,256     8,060   SH         Sole     HIMCO   Sole
WORLDCOM INC          COM  98157D106    254,603     8,382   SH         Sole     HIMCO   Sole
